Offerings	Apr. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,708,399
Proposed Maximum Offering Price per Unit	1.06
Maximum Aggregate Offering Price	$ 6,050,902.94
Fee Rate	0.01381%
Amount of Registration Fee	$ 835.63
Offering Note	1. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock"), of Algorhythm Holdings, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. The 5,708,399 shares of Common Stock being registered pursuant to this Registration Statement consist of: (i) 4,998,333 shares not previously registered that were added to the number of shares available for issuance under The Singing Machine Company, Inc. 2022 Equity Incentive Plan (the "2022 Plan") upon the approval of an amendment to the 2022 Plan by the Registrant's stockholders on November 20, 2025, and (ii) 710,066 shares that were automatically added to the shares available for issuance under the 2022 Plan on January 1, 2026, pursuant to an "evergreen" provision contained in the 2022 Plan. Of the 5,708,399 shares of Common Stock being registered in this Registration Statement, 1,721,338 shares are being offered for resale by certain of the selling stockholders (the "Selling Stockholders") named in the prospectus that has been included in and filed with this Registration Statement, for which no additional registration fee is required pursuant to Rule 457(h)(3) under the Securities Act.. The amount of the registration fee was estimated pursuant to Rules 457(c) and 457(h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares reserved under the 2022 Plan, on the basis of the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Stock Market on April 13, 2026, which is a date that is within five business days of the date of the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	67,636
Proposed Maximum Offering Price per Unit	1.06
Maximum Aggregate Offering Price	$ 71,694.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 9.90
Offering Note	2. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. The 67,636 shares of Common Stock being registered pursuant to this Registration Statement consist of shares not previously registered that were issued or are issuable to certain of the Selling Stockholders under equity compensation plans that were not approved by the Registrant's stockholders, including 43,818 shares of common stock issuable upon the exercise of outstanding stock options and 23,818 shares of common stock underlying a restricted stock award. The amount of the registration fee was estimated pursuant to Rules 457(c) and 457(h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares reserved under the 2022 Plan, on the basis of the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Stock Market on April 13, 2026, which is a date that is within five business days of the date of the filing of this Registration Statement.